STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Cost of revenues:
Salaries and benefits	$ 480	$ 651	$ 359
Inventory impairment	2,180	0	0
Materials and sub-contractors	1,434	1,729	1,131
Depreciation	522	579	658
Total cost of revenues	4,094	2,380	1,490
Research and development, net:
Salaries and benefits	4,616	6,907	7,930
Share-based compensation	161	370	660
Materials and sub-contractors	1,475	2,863	5,087
Plant growth and greenhouse maintenance	299	456	744
Office maintenance	363	651	639
Depreciation and amortization	1,079	1,184	1,249
Gain from derecognition of property, plant and equipment	0	0	(26)
Amounts recorded in respect with government grants	0	48	(125)
Other	1	32	38
Research and development expenses	7,994	12,511	16,196
Sales and marketing
Salaries and benefits	739	1,220	1,352
Share-based compensation	105	265	169
Subcontractors and professional fees	447	253	459
Travel	82	196	111
Legal	0	21	10
Other	103	28	51
Total sales and marketing	1,476	1,983	2,152
General and administrative:
Salaries and benefits	2,428	2,823	2,793
Share-based compensation	367	533	277
Professional fees	1,331	3,324	1,954
Other	160	313	351
General and administrative expenses	4,286	6,993	5,375
Financing income:
Exchange differences	0	2	164
Interest income	356	815	978
Financial income in respect of government grants	0	47	26
Revaluation of Convertible SAFE	371	0	0
Change in the fair value of marketable securities	0	0	45
Remeasurement of warrants and pre-funded warrants	1,781	6,529	0
Financing income	2,508	7,393	1,213
Financing expenses:
Bank expenses and commissions	32	57	48
Exchange differences	292	80	385
Excess of initial fair value of pre-funded warrants over transaction proceeds	0	2,684	0
Amortization of deferred expenses related to issuance of warrants	1,323	471	0
Lease liability interest	157	63	114
Revaluation of convertible SAFE	0	3	254
Financial expenses in respect of government grants	129	0	127
Total financing expenses	$ 1,933	$ 3,358	$ 928

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.